Tax on Profit on Ordinary Activities (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Summary of current tax

	Six Months Ended December 31
	2023 £’000	2022 £’000
Current tax	7,205	12,092